Pensions and Other Post Employment Benefit Plans - Schedule of Quantitative Sensitivity Analysis for Significant Assumptions (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Decrease/(increase) from actual defined benefit obligation	SFr (1,900)	SFr (700)
Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, increase	0.25%	0.25%
Potential defined benefit obligation	SFr (13,226)	SFr (9,582)
Decrease/(increase) from actual defined benefit obligation	SFr 490	SFr 348
Assumptions, decrease	(0.25%)	(0.25%)
Potential defined benefit obligation	SFr (14,236)	SFr (10,317)
Decrease / (increase) from actual defined benefit obligation	SFr (521)	SFr (387)
Future Salary Increase
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, increase	0.50%	0.50%
Potential defined benefit obligation	SFr (13,828)	SFr (9,980)
Decrease/(increase) from actual defined benefit obligation	SFr (112)	SFr (50)
Assumptions, decrease	(0.50%)	(0.50%)
Potential defined benefit obligation	SFr (13,607)	SFr (9,880)
Decrease / (increase) from actual defined benefit obligation	SFr 108	SFr 50
Mortality Assumptions
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, period increase	1 year	1 year
Potential defined benefit obligation	SFr (13,844)	SFr (10,039)
Decrease/(increase) from actual defined benefit obligation	SFr (129)	SFr (109)
Assumptions, period decrease	1 year	1 year
Potential defined benefit obligation	SFr (13,589)	SFr (9,811)
Decrease / (increase) from actual defined benefit obligation	SFr 126	SFr 119